STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' EQUITY

(7) STOCKHOLDERS’ EQUITY

Preferred Stock

A total of 5,000,000 shares of preferred stock are authorized and issuable. No shares of preferred stock were issued or outstanding as of December 31, 2013 or 2012.

Common Stock

As of December 31, 2013 the Company was authorized to issue up to 150,000,000 shares of $0.001 par value common stock. As of December 31, 2013 and 2012, there were 62,937,966 and 60,918,391 shares of common stock issued and outstanding, respectively.

Stockholder Rights Plan

On January 9, 2003, the Company’s board of directors adopted an updated stockholder rights plan. Consequently, the Board authorized the redemption, effective on January 20, 2003, of rights under its existing stockholder rights plan for $0.0001 per right. Pursuant to the updated plan, stock purchase rights were distributed to stockholders at the rate of one right with respect to each share of common stock held of record as of January 20, 2003. The rights plan was designed to enhance the Board’s ability to prevent an acquirer from depriving stockholders of the long-term value of their investment and to protect stockholders against attempts to acquire the Company by means of unfair or abusive takeover tactics. The rights would only have become exercisable based upon certain limited conditions related to acquisitions of stock, tender offers and business combinations involving the Company. This stockholder rights plan expired, in accordance with its terms, on January 9, 2013.

Stock Plans

The Company’s 1994 Stock Plan, or the 1994 Plan, was adopted by the Board of Directors in March 1994 and approved by the stockholders in March 1995. The Company’s 1996 Stock Plan, or the 1996 Plan, was adopted by the Board of Directors and approved by the Company’s stockholders in February 1996 and amended, with stockholder approval, in July 2004. The Company’s 2005 Stock Plan (the “2005 Plan”) was adopted by the Board of Directors in April 2005, approved by the stockholders in June 2005 and amended, with stockholder approval, in June 2009. Under both the 1994 Plan and the 2005 Plan, the Company is authorized to grant either stock options or restricted shares, while the 1996 Plan authorizes only the grant of stock options. Stock options expire no later than ten years from the date of grant.

Option exercise prices must be at least 100% of the fair market value on the date of grant. If, at the time the Company grants an option, the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, the exercise price for an incentive stock option must be at least 110% of the fair market value and the option may not be exercisable more than five years after the date of grant. The options generally become exercisable over a four year period, with 1/4 of the shares vesting on each grant date anniversary during this period. Options may be granted with different vesting terms as determined by the board of directors. Since inception of the Company’s 1994 Plan, 1996 Plan and 2005 Plan, the Company’s stock option grants were all at fair market value. See “Stock Based Compensation” below for information about the terms of our restricted stock grants.

Stock-Based Compensation

At December 31, 2013, the Company had one active share-based compensation plan, the 2005 Stock Plan, allowing for the issuance of stock options and restricted stock. The Company estimates the fair value of share-based payment awards on the date of the grant. The Company recognizes cost over the period during which an employee is required to provide service in exchange for the award.

Starting in 2006, the Company began issuing restricted shares to employees, executives and directors of the Company. The restrictions on the restricted stock lapse according to one of two schedules. For employees and executives of the Company, restrictions lapse 25% annually over four years or 33% over 3 years. For Board members of the Company, restrictions lapse 100% after one year. The fair value of the restricted stock was estimated using an assumed forfeiture rate of 9.5% and is being expensed on a straight-line basis over the period during which the restrictions lapse. For the years ended December 31, 2013, 2012 and 2011, the Company recognized $26.2 million, $21.2 million and $15.8 million in share based compensation expense related to the restricted shares, respectively. As of December 31, 2013, the total amount of unrecognized compensation cost related to nonvested restricted stock awards, to be recognized as expense subsequent to December 31, 2013, was approximately $40.5 million, and the related weighted-average period over which it is expected to be recognized is approximately 2.5 years.

Aggregate stock plan activity is as follows:

	Total Shares Available For Grant	Stock Options		Restricted Shares		Stock Options and Restricted Shares
		Number	Weighted Average Price	Number Subject to Issuance	Weighted Average Price	Number	Weighted Average Price
Balance at December 31, 2010	1,551,571	2,008,512	$14.11	1,743,699	$18.81	3,752,211	$16.30
Granted	(774,409)	—	—	774,409	$37.38	774,409	$37.38
Exercised	—	(370,874)	$14.55	—	—	(370,874)	$14.55
Vested	—	—	—	(694,444)	$12.36	(694,444)	$12.36
Canceled/forfeited	228,691	(25,187)	$44.08	(203,504)	$29.68	(228,691)	$31.27

Balance at December 31, 2011	1,005,853	1,612,451	$13.54	1,620,160	$29.08	3,232,611	$21.33
Granted	(699,204)	—	—	699,204	$50.18	699,204	$50.18
Additional shares authorized	3,000,000	—	—	—	—	—	—
Exercised	—	(850,204)	$10.03	—	—	(850,204)	$10.03
Vested	—	—	—	(536,981)	$22.75	(536,981)	$22.75
Canceled/forfeited	192,809	—	—	(192,809)	$41.91	(192,809)	$41.91

Balance at December 31, 2012	3,499,458	762,247	$17.46	1,589,574	$38.94	2,351,821	$31.98
Granted	(657,959)	—	—	657,959	$50.87	657,959	$50.87
Exercised	—	(263,754)	$16.00	—	—	(263,754)	$16.00
Vested	—	—	—	(585,238)	$29.42	(585,238)	$29.42
Canceled/forfeited	190,040	—	—	(190,040)	$47.81	(190,040)	$47.81

Balance at December 31, 2013	3,031,539	498,493	$18.23	1,472,255	$46.91	1,970,748	$39.66

Exercise prices for options outstanding as of December 31, 2013 ranged from $14.21 to $24.18 per share.

	Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price
$11.94 – 14.46	22,813	0.01	0.07
$15.02 – 17.77	204,381	0.59	7.22
$18.46 – 19.68	258,246	0.31	9.78
$20.55 – 24.18	13,053	0.00	0.59

	498,493	0.91	$17.66

At December 31, 2013, there were 498,493 exercisable options with a weighted average exercise price of $17.66. At December 31, 2012, there were 762,247 exercisable options with a weighted average exercise price of $17.47. At December 31, 2011, there were 1,612,451 exercisable options with a weighted average exercise price of $13.55.

For the year ended December 31, 2013, 0.3 million shares of the Company’s outstanding stock with a market value of $15.6 million were issued upon the exercise of stock options. For the year ended December 31, 2012, 0.9 million shares of the Company’s outstanding stock with a market value of $41.3 million were issued upon the exercise of stock options. For the year ended December 31, 2011, 0.4 million shares of the Company’s outstanding stock with a market value of $13.5 million were issued upon the exercise of stock options. The Company recognized no share-based compensation expense related to stock options for the years ended December 31, 2013, 2012 or 2011, nor any income tax benefit. The total intrinsic value of options exercised for the years ended December 31, 2013, 2012 and 2011 was $11.4 million, $32.8 million, and $8.1 million, respectively. As of December 31, 2013, there was no unrecognized compensation cost for stock options due to the fact that all stock options were fully vested as noted above. For the years ended December 31, 2013, 2012 and 2011, the Company received $4.2 million, $8.5 million and $5.4million in cash from stock option exercises, respectively.

The following table summarizes stock-based compensation expense incurred for the years ended December 31, in thousands:

	2013	2012	2011
Research and development	$6,147	$5,039	$3,591
Selling, general and administrative	20,007	16,163	12,201

Total	$26,154	$21,202	$15,792